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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

1.  Name and address of issuer:

    Schwab Investments
    101 Montgomery Street
    San Francisco, CA 94104

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

    Schwab California Short-Intermediate Tax-Free Bond Fund
    Schwab California Long-Term Tax-Free Bond Fund
    Schwab Short-Intermediate Tax-Free Bond Fund
    Schwab Long-Term Tax Free Bond Fund
    Schwab Short-term Bond Market Index Fund
    Schwab Total Bond Market Index Fund

3.  Investment Company Act File Number:       811-6200

    Securities Act File Number:     33-37459

4(a).  Last day of fiscal year for which this Form is filed:   August 31, 1999

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: if the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

    (i)    Aggregate sale price of securities sold
           during the fiscal year
           pursuant to section 24(f):                               $760,371,495

    (ii)   Aggregate price of securities redeemed or
           repurchased during the fiscal year:                      $377,546,755

    (iii)  Aggregate price of securities redeemed or
           repurchased during any prior fiscal year
           ending no earlier than October 11, 1995 that were
           not previously used to reduce registration fees
           payable to the Commission:                                         $0

    (iv)   Total available redemption credits [add
           items 5(ii) and 5(iii)]:                                 $377,546,755

    (v)    Net sales - if item 5(i) is greater than
           item 5(iv) [subtract item 5(iv) from item 5(i)]:         $382,824,740
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    (vi)   Redemption credits available for use in
           future years - if item 5(i) is less than
           item 5(iv) [subtract item 5(iv) from item 5(i)]:               $( 0 )
                                                                          ------

    (vii)  Multiplier for determining registration fee
           (See instruction C.9):                                     x 0.000278
                                                                      ----------
    (viii) Registration fee due [multiply item 5(v)
           by item 5(vii)] (enter "0" if no fee is due):              = $106,425
                                                                      ==========


6.  Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: n/a. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: n/a.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                                       +$      0
                                                                       ---------

8. Total for the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                      =$ 106,425
                                                                      ==========


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of delivery:

                  |X|  Wire Transfer
                  | |  Mail or other means

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)    /s/ Tai-Chin Tung
                        --------------------------------
                  Tai-Chin Tung
                  Chief Financial Officer
                  Schwab Investments

Date  11/19/99
     --------------------------------

    *Please print the name and title of the signing officer below the signature.